UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                            FMC Strategic Value Fund
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-362-4099

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.





ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================





                                  FMC STRATEGIC
                                   VALUE FUND



                                  ANNUAL REPORT
                                OCTOBER 31, 2003




ADVISED BY:
FIRST MANHATTAN CO.
================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholders:

The following table summarizes performance data for the FMC Strategic Value Fund (the "Fund") for the periods indicated.
                                              PERIOD ENDED OCTOBER 31, 2003
                                              -----------------------------
                                              SIX MONTHS      TWELVE MONTHS
                                              ----------      -------------
FMC Strategic Value Fund                        21.28%             24.15%
Russell 2000 Value Index                        30.58%             40.29%


We are very pleased with the returns of the Fund for the fiscal year ended October 31, 2003. As indicated elsewhere in this report, our longer term returns remain ahead of our benchmark, the Russell 2000 Value Index. Over the past year, the Index has had a stronger return, primarily because it was rebounding from a negative return for fiscal 2002 in comparison with the positive 8.6% return for the Fund.

When examining the performance of various industry sectors, we are struck by the sizable recovery in technology stocks. While we have enjoyed success with our purchase of Polycom, Inc. (a technology stock discussed in last year's letter), our holdings in this sector are limited. After analyzing many technology stocks, we could not get comfortable with our ability to understand the business model of many of these companies and their valuations. Other investors had more confidence.

Nevertheless, when analyzing our portfolio, we are pleased with our holdings. While not all of our stocks have appreciated over the past year, importantly there are no meaningful problems or disappointments that we feel need to be discussed. As we have indicated previously, investing success can be better determined from limiting mistakes than by picking the outsized winners.

In our 2003 Semi-Annual report letter, we produced a table showing various financial ratios of our top ten holdings, seeking to show why, in our opinion, the valuations were low. Fortunately, each of those stocks has participated with the market upturn over the last six months. Since earnings estimates, by and large, are not being revised upwards, this would suggest that stocks are not as undervalued. While it is probably a mistake for shareholders to expect future returns at the same pace as the last twelve months, we would point out that the economic signals are just now starting to improve, merger and acquisition activity has been picking up and the majority of our holdings are in businesses more closely tied to general economic trends so they should be entering a period of sustained profit recovery. Furthermore, most still sell at a sharp discount to our estimates of normalized profits under better operating conditions, which admittedly still might be a couple of years away.

We think two good examples of this are recent portfolio additions, Manitowoc and Transocean, the latter being a stock purchased subsequent to the fiscal year end. In both cases, the companies are suffering from near term earnings pressure owing to industry factors, but are still generating attractive free cash flow. Further, we were able to make our purchases at valuations we think are attractive.

Manitowoc is a 100 year old company that is a leading manufacturer of cranes and food service equipment, primarily ice cube machines and beverage dispensers. We initiated our position after the stock had declined by 50% over the previous twelve months owing largely to disappointing trends in its crane segment. Softness in the construction market was the main cause in an overall earnings decline in 2003 to an estimated $0.75 per share from $1.92 in the prior year. Notwithstanding this trend, we expect Manitowoc will still generate strong free cash flow, before working capital, of $40 million in 2003, or about $1.50 per share as management has exercised excellent discipline in holding spending to levels well below depreciation.

While the crane business is unlikely to rebound in 2004, there are signs that it is close to the bottom. Manitowoc enjoys a strong reputation for quality and service and when combined with two recent acquisitions which have strengthened its product offering, the company appears well poised for the next upturn in the crane market. In the meantime, Manitowoc generates steady returns from its very profitable food service business with operating margins of a healthy 16.5%. In this case, despite soft industry conditions, Manitowoc is registering profit growth in 2003 because new products have led to increased market share. Now that the hospitality industry seems on the verge of recovery in 2004, this should bode well for further profit growth. On balance, under normal operating conditions, we estimate that Manitowoc's earnings could exceed $3.00 per share. In comparison with our initial purchases for under $20 per share, we think Manitowoc has a very favorable reward/risk ratio.

Despite strength in oil and gas prices, the oil service industry has significantly underperformed the stock market this year. This includes Transocean, the world's largest offshore contract drilling company, which has declined about 20% in price this year and about 70% from levels reached two years ago. Transocean has a particularly strong position with its deep water drilling equipment, that is, rigs capable of drilling in water depths of 2,000 feet and beyond. Because of strong commodity prices, the oil and gas operators have placed greater focus on drilling less expensive wells, those that can be completed quickly in order to take advantage of the current prices. Deep water drilling, on the other hand, is more time consuming and expensive but over time it is where the industry more likely needs to move because of its potential to find larger oil and gas reserves.

Even though Transocean is only modestly profitable in the current environment, they have no new rigs under construction so with low maintenance expenditures, depreciation widely exceeds capital spending producing attractive free cash flow of over $400 million or $1.25 per share. When conditions improve, estimated by late 2004-2005, Transocean could be earning at a rate of $3.00 per share with free cash flow over $4.00. Finally, our purchase was made at a modest premium to its tangible book value of $15.60 per share.

We appreciate your continued confidence.

Sincerely,



/s/Edward I. Lefferman

Edward I. Lefferman
Managing Director

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                   INVESTMENT IN THE FMC STRATEGIC VALUE FUND
                       VERSUS THE RUSSELL 2000 VALUE INDEX

--------------------------------------------------------------------------------
                                TOTAL RETURN (1)
--------------------------------------------------------------------------------
                     Annualized         Annualized       Annualized
     One Year          3 Year             5 Year         Incpetion
      Return           Return             Return         to Date (2)
--------------------------------------------------------------------------------
      24.15%           16.37%             14.39%         14.70%
--------------------------------------------------------------------------------


                                  [LINE GRAPH]

                  FMC Strategic Value Fund        Russell 2000 Value Index (3)
8/31/98           $10,000                         $10,000
10/31/98           11,114                          10,879
10/31/99           11,143                          10,957
10/31/00           13,813                          12,853
10/31/01           16,149                          13,977
10/31/02           17,533                          13,624
10/31/03           21,767                          19,113




(1) The data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not include any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

(2) The FMC Strategic Value Fund commenced operations on August 17, 1998. The performance reflected in the graph begins at the end of the month operations commenced.

(3) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


                [PIE CHART OMITTED] PLOT POINTS ARE AS FOLLOWS:

                   PORTFOLIO COMPOSITION (4)

 U.S. Treasury Obligations                       19.7%
 Petroleum & Fuel Products                       12.5%
 Office Equipment & Supplies                      9.0%
 Machinery                                        8.1%
 Chemicals                                        7.3%
 Consumer Products                                5.4%
 Transportation                                   5.4%
 Household Furniture & Fixtures                   4.1%
 Automotive                                       4.0%
 Marine Transportation                            3.3%
 Banks                                            2.9%
 Manufacturing                                    2.7%
 Communications Equipment                         2.4%
 Insurance                                        2.4%
 Holding Company                                  2.0%
 Paper & Paper Products                           1.8%
 Metals and Metal Fabricate                       1.7%
 Foreign Stock                                    1.7%
 Food, Beverage & Tobacco                         1.6%
 Media                                            1.5%
 Professional Services                            0.4%
 Steel & Steel Works                              0.1%

(4) Portfolio composition percentages are based upon the total investments of the Fund.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 2003




                                                                                                      Market
                                                                                                       Value
                                                                                         Shares        (000)
-------------------------------------------------------------------------------------------------------------
COMMON STOCK (78.6%)
AUTOMOTIVE (4.0%)
   Monaco Coach* .................................................................       90,000      $  2,168
                                                                                                     --------
BANKS (2.9%)
   North Fork Bancorporation .....................................................       40,000         1,559
                                                                                                     --------
CHEMICALS (7.3%)
   Agrium ........................................................................       70,000         1,076
   FMC* ..........................................................................       20,000           560
   MacDermid .....................................................................       58,000         1,733
   PolyOne* ......................................................................       45,000           217
   Wellman .......................................................................       50,000           413
                                                                                                     --------
                                                                                                        3,999
                                                                                                     --------
COMMUNICATIONS EQUIPMENT (2.4%)
   Polycom* ......................................................................       65,000         1,302
                                                                                                     --------
CONSUMER PRODUCTS (5.4%)
   Blyth .........................................................................       55,000         1,539
   Tredegar ......................................................................       90,000         1,402
                                                                                                     --------
                                                                                                        2,941
                                                                                                     --------
FOOD, BEVERAGE & TOBACCO (1.6%)
   Corn Products International ...................................................       25,000           847
                                                                                                     --------
HOLDING COMPANY (2.0%)
   Brascan, Cl A .................................................................       38,000         1,081
                                                                                                     --------
HOUSEHOLD FURNITURE & FIXTURES (4.1%)
   Ethan Allen Interiors .........................................................       25,000           920
   Furniture Brands International ................................................       55,000         1,334
                                                                                                     --------
                                                                                                        2,254
                                                                                                     --------
INSURANCE (2.4%)
   Commerce Group ................................................................       32,300         1,284
                                                                                                     --------
MACHINERY (8.1%)
   AZZ* ..........................................................................      105,300         1,350
   Denison International ADR* ....................................................       75,000         1,567
   Gardner Denver* ...............................................................       21,000           434
   Manitowoc .....................................................................       30,100           653
   Tecumseh Products, Cl A .......................................................       10,000           410
                                                                                                     --------
                                                                                                        4,414
                                                                                                     --------
MANUFACTURING (2.7%)
   Actuant, Cl A* ................................................................       46,400         1,496
                                                                                                     --------




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 2003




                                                                                                      Market
                                                                                                       Value
                                                                                         Shares        (000)
-------------------------------------------------------------------------------------------------------------
MARINE TRANSPORTATION (3.3%)
   Alexander & Baldwin ...........................................................       25,000      $    776
   CP Ships ......................................................................       55,000         1,041
                                                                                                     --------
                                                                                                        1,817
                                                                                                     --------
MEDIA (1.5%)
   Liberty Media* ................................................................       79,560           803
                                                                                                     --------
METALS & METAL FABRICATE (1.7%)
   Mueller Industries* ...........................................................       30,000           947
                                                                                                     --------
OFFICE EQUIPMENT & SUPPLIES (9.0%)
   Moore Wallace .................................................................      115,000         1,644
   New England Business Service ..................................................       55,000         1,601
   United Stationers* ............................................................       44,000         1,637
                                                                                                     --------
                                                                                                        4,882
                                                                                                     --------
PAPER & PAPER PRODUCTS (1.8%)
   Chesapeake ....................................................................       40,000           976
                                                                                                     --------
PETROLEUM & FUEL PRODUCTS (12.5%)
   Cooper Cameron* ...............................................................       14,000           599
   Core Laboratories* ............................................................      100,000         1,531
   Encore Acquisition* ...........................................................       70,000         1,610
   FMC Technologies* .............................................................       27,515           553
   Range Resources* ..............................................................      215,000         1,645
   Rowan* ........................................................................       35,000           838
                                                                                                     --------
                                                                                                        6,776
                                                                                                     --------
PROFESSIONAL SERVICES (0.4%)
   Fluor .........................................................................        6,500           241
                                                                                                     --------
STEEL & STEEL WORKS (0.1%)
   Roanoke Electric Steel ........................................................        5,900            59
                                                                                                     --------
TRANSPORTATION (5.4%)
   Trinity Industries ............................................................       50,000         1,273
   Wabtec ........................................................................      110,000         1,683
                                                                                                     --------
                                                                                                        2,956
                                                                                                     --------
TOTAL COMMON STOCK
   (Cost $32,253) ................................................................                     42,802
                                                                                                     --------


FOREIGN STOCK (1.7%)
   Mettler Toledo International* .................................................       24,000           920
                                                                                                     --------
TOTAL FOREIGN STOCK
   (Cost $643) ...................................................................                        920
                                                                                                     --------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 2003

                                                                                                     Market
                                                                                      Face Amount     Value
                                                                                         (000)        (000)
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (19.7%)
   U.S. Treasury Bills (A)
     0.968%, 02/05/04 ............................................................      $ 2,165      $  2,159
     0.955%, 12/04/03 ............................................................        1,716         1,715
     0.940%, 04/01/04 ............................................................        3,649         3,634
     0.939%, 03/04/04 ............................................................          379           378
     0.893%, 01/02/04 ............................................................        1,557         1,554
     0.823%, 11/06/03 ............................................................        1,270         1,270
                                                                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $10,711) ................................................................                     10,710
                                                                                                     --------
TOTAL INVESTMENTS (100.0%)
   (Cost $43,607) ................................................................                     54,432
                                                                                                     --------


OTHER ASSETS AND LIABILITIES (0.0%)
   Investment Advisory Fees Payable ..............................................                        (45)
   Administration Fees Payable ...................................................                         (7)
   Other Assets and Liabilities, Net .............................................                         35
                                                                                                     --------
TOTAL OTHER ASSETS AND LIABILITIES ...............................................                        (17)
                                                                                                     --------
TOTAL NET ASSETS .................................................................                    $54,415
                                                                                                     ========


NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 3,536,704 outstanding shares of beneficial interest ................                     43,268
   Accumulated net realized gain on investments ..................................                        322
   Net unrealized appreciation on investments ....................................                     10,825
                                                                                                     --------
TOTAL NET ASSETS (100.0%) ........................................................                   $ 54,415
                                                                                                     ========
   Net Asset Value, Offering and Redemption Price Per Share ......................                     $15.39
                                                                                                     ========

  * NON-INCOME PRODUCING SECURITY.
(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS







    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                           FMC STRATEGIC VALUE FUND

For the Year Ended October 31, 2003



--------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $6)....................................         $  282
   Interest Income ...........................................................................            94
--------------------------------------------------------------------------------------------------------------
     Total Investment Income .................................................................           376
--------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..................................................................           417
   Administration Fees .......................................................................            76
   Transfer Agent Fees .......................................................................            26
   Registration and Filing Fees ..............................................................            12
   Printing Fees .............................................................................            11
   Professional Fees .........................................................................            10
   Custodian Fees ............................................................................             4
   Trustee Fees ..............................................................................             1
   Insurance and Other Fees ..................................................................             3
--------------------------------------------------------------------------------------------------------------
     Total Expenses ..........................................................................           560
--------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fee Waiver ......................................................           (20)
--------------------------------------------------------------------------------------------------------------
   Net Expenses ..............................................................................           540
--------------------------------------------------------------------------------------------------------------
     Net Investment Loss......................................................................          (164)
--------------------------------------------------------------------------------------------------------------
   Net Realized Gain on Investments ..........................................................           324
   Net Change in Unrealized Appreciation on Investments ......................................         9,685
--------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments..........................................        10,009
--------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.......................................       $ 9,845
==============================================================================================================













    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                FMC STRATEGIC VALUE FUND

For the Years Ended October 31,

                                                                                 2003                2002
-----------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Loss.................................................        $  (164)            $   (51)
   Net Realized Gain on Investments ...................................            324                 355
   Net Change in Unrealized Appreciation on Investments................          9,685                 363
-----------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............          9,845                 667
-----------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ..............................................             --                  (6)
   Net Realized Gain...................................................           (303)             (1,082)
-----------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions ................................           (303)             (1,088)
-----------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .............................................................         15,067              14,574
   In Lieu of Dividends and Distributions .............................             16                  60
   Redeemed ...........................................................         (1,881)               (699)
-----------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived from
            Capital Share Transactions.................................         13,202              13,935
-----------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .....................................         22,744              13,514
-----------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................         31,671              18,157
-----------------------------------------------------------------------------------------------------------
   End of Period ......................................................        $54,415             $31,671
===========================================================================================================
Share Transactions:
   Issued .............................................................          1,144               1,093
   In Lieu of Dividends and Distributions .............................              1                   5
   Redeemed ...........................................................           (140)                (56)
-----------------------------------------------------------------------------------------------------------
     Net Increase in Shares Outstanding from Share Transactions........          1,005               1,042
===========================================================================================================

 Amounts designated as "--" are either $0 or have been rounded to $0.







 The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a Share Outstanding For Each Period

For the Periods Ended October 31,


               Net               Realized and                                                           Net                Net
              Asset       Net     Unrealized      Total     Dividends                     Total        Asset             Assets,
              Value,  Investment  Gain (Loss)     from      from Net  Distributions     Dividends      Value,              End
            Beginning   Income        on       Investment  Investment     from             and          End      Total  of Period
            of Period   (Loss)    Securities   Operations    Income   Realized Gains  Distributions  of Period  Return+   (000)
            --------- ---------- ------------  ----------  ---------- --------------  -------------  ---------  ------- ---------
2003         $12.51     $(0.05)     $ 3.05        $3.00      $   --      $(0.12)         $(0.12)       $15.39    24.15%  $54,415
2002          12.19      (0.02)       1.05         1.03          --       (0.71)          (0.71)        12.51     8.57    31,671
2001          12.26       0.07        1.76         1.83       (0.07)      (1.83)          (1.90)        12.19    16.91    18,157
2000          10.31       0.09        2.29         2.38       (0.08)      (0.35)          (0.43)        12.26    23.96    11,076
1999          10.40       0.07       (0.05)        0.02       (0.07)      (0.04)          (0.11)        10.31     0.26     9,552



                                            Ratio
                             Ratio       of Expenses
                             of Net       to Average
                 Ratio     Investment     Net Assets
              of Expenses Income (Loss)   (Excluding    Portfolio
              to Average    to Average  Waivers and/or  Turnover
              Net Assets   Net Assets   Reimbursements)   Rate
              ----------- ------------- --------------  ---------

2003             1.30%       (0.40)%          1.34%        6.68%
2002             1.30        (0.19)           1.56         3.26
2001             1.30         0.55            2.31        29.75
2000             1.30         0.81            2.81        23.93
1999             1.30         0.59            3.10        11.85

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

    Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2003



1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund"). The financial statements of the remaining funds are not presented herein but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available, of which there were none at October 31, 2003, are valued at fair value in accordance with procedures approved by the Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund for an annual fee equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2003


The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement. DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion. Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2003, were as follows
(000):


Purchases
  U.S. Government .....................     $   --
  Other ...............................     10,540
Sales
  U.S. Government .....................         --
  Other ...............................      2,231

7.  FEDERAL TAX INFORMATION:


It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2003 (000):

                    UNDISTRIBUTED      ACCUMULATED
    PAID-IN        NET INVESTMENT       REALIZED
    CAPITAL            INCOME             GAIN
    -------        --------------      -----------
    $(163)             $164               $(1)

These reclassifications have no effect on net assets or net asset value.

The tax character of dividends and distributions paid during the last two years were as follows (000):

              ORDINARY      LONG-TERM
               INCOME      CAPITAL GAIN      TOTAL
              --------     ------------    --------
   2003        $  38           $265        $   303
   2002          120            968          1,088

As of October 31, 2003, the components of Distributable Earnings were as follows
(000):

Undistributed Long-Term Capital Gains ......  $   322
Unrealized Appreciation ....................   10,825
                                              -------
Total Distributable Earnings ...............  $11,147
                                              =======

For Federal income tax purposes, the cost of securities owned at October 31, 2003 and the net realized gains or losses on securities sold for the year then ended were not different from the amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2003, was as follows (000):

      FEDERAL                                NET
       TAX      APPRECIATED DEPRECIATED   UNREALIZED
       COST     SECURITIES  SECURITIES   APPRECIATION
      -------   ----------- -----------  ------------
      $43,607     $11,886    $(1,061)       $10,825

                       This page intentionally left blank.

INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Trustees of FMC Strategic Value Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of FMC Strategic Value Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FMC Strategic Value Fund of The Advisors' Inner Circle Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Philadelphia, Pennsylvania
December 23, 2003

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.



                                                                           NUMBER OF
                                                                          PORTFOLIOS
                           TERM OF                                     IN THE ADVISORS'
  NAME,     POSITION(S)   OFFICE AND                                   INNER CIRCLE FUND
 ADDRESS,    HELD WITH     LENGTH OF        PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
  AGE 1     THE TRUST    TIME SERVED 2        DURING PAST 5 YEARS           MEMBER        HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T.       Trustee     Since 1993     Vice Chairman of Ameritrust          45         Trustee of The Arbor Funds,
COONEY                                   Texas N.A., 1989-1992, and                      The MDL Funds, and The
76 yrs. old                              MTrust Corp., 1985-1989.                        Expedition Funds.
---------------------------------------------------------------------------------------------------------------------------

ROBERT A.     Trustee     Since 1993     Pennsylvania State University,       45         Member and Treasurer, Board of
PATTERSON                                Senior Vice President, Treasurer                Trustees of Grove City College.
76 yrs. old                              (Emeritus); Financial and Invest-               Trustee of The Arbor Funds,
                                         ment Consultant, Professor of                   The MDL Funds, and The
                                         Transportation since 1984; Vice                 The Expedition Funds.
                                         President-Investments, Treasurer,
                                         Senior Vice President (Emeritus),
                                         1982-1984. Director, Pennsylvania
                                         Research Corp.
---------------------------------------------------------------------------------------------------------------------------
EUGENE B.     Trustee     Since 1993     Private investor from 1987 to        45         Trustee of The Arbor Funds,
PETERS                                   present. Vice President and Chief               The MDL Funds, and The
74 yrs. old                              Financial officer, Western Company              Expedition Funds.
                                         of North America (petroleum ser-
                                         vice company), 1980-1986.
                                         President of Gene Peters and
                                         Associates (import company),
                                         1978-1980. President and Chief
                                         Executive Officer of Jos. Schlitz
                                         Brewing Company before 1978.
---------------------------------------------------------------------------------------------------------------------------
JAMES M.      Trustee     Since 1994     Partner, Dechert (law firm),         45         Trustee of The Arbor Funds,
STOREY                                   September 1987-December 1993.                   The MDL Funds, The Expedition
72 yrs. old                                                                              Funds, State Street Research
                                                                                         Funds, Massachusetts Health
                                                                                         and Education Tax-Exempt
                                                                                         Trust, SEI Asset Allocation
                                                                                         Trust, SEI Daily Income Trust,
                                                                                         SEI Index Funds, SEI
                                                                                         Institutional International
                                                                                         Trust, SEI Institutional
                                                                                         Investments Trust, SEI
                                                                                         Institutional Managed Trust,
                                                                                         SEI Liquid Asset Trust and SEI
                                                                                         Tax Exempt Trust.
---------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                             NUMBER OF
                                                                            PORTFOLIOS
                             TERM OF                                     IN THE ADVISORS'
    NAME,       POSITION(S) OFFICE AND                                   INNER CIRCLE FUND
   ADDRESS,      HELD WITH   LENGTH OF        PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
    AGE 1       THE TRUST  TIME SERVED 2        DURING PAST 5 YEARS           MEMBER        HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J.         Trustee   Since 1999      Chief Executive Officer, Newfound   45        Trustee, Navigator Securities
SULLIVAN, JR.                               Consultants Inc. since April 1997.            Lending Trust, since 1995.
61 yrs. old                                 General Partner, Teton Partners,              Trustee of The Arbor Funds,
                                            L.P., June 1991-December 1996;                The MDL Funds, The Expedition
                                            Chief Financial Officer, Nobel                Funds, SEI Asset Allocation
                                            Partners, L.P., March 1991-                   Trust, SEI Daily Income
                                            December 1996; Treasurer and                  Trust, SEI Index Funds, SEI
                                            Clerk, Peak Asset Management,                 Institutional International Trust,
                                            Inc., since 1991.                             SEI Institutional Managed Trust,
                                                                                          SEI Liquid Asset Trust and
                                                                                          SEI Tax Exempt Trust.
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.        Chairman   Since 1991      Currently performs various services 45        Trustee of The Arbor Funds,
NESHER         of the Board                 on behalf of SEI Investments for              Bishop Street Funds, The
57 yrs. old     of Trustees                 which Mr. Nesher is compensated.              Expedition Funds, The MDL
                                            Executive Vice President of SEI               Funds, SEI Asset Allocation
                                            Investments, 1986-1994. Director              Trust, SEI Daily Income Trust,
                                            and Executive Vice President of               SEI Index Funds, SEI Institutional
                                            the Administrator and the Distributor,        International Trust, SEI Institutional
                                            1981-1994.                                    Investments Trust, SEI Institutional
                                                                                          Managed Trust, SEI Liquid Asset
                                                                                          Trust and SEI Tax Exempt Trust.
                                                                                          SEI Opportunity Master Fund, L.P.,
                                                                                          SEI Opportunity Fund L.P., SEI
                                                                                          Absolute Return Master Fund, L.P.,
                                                                                          SEI Absolute Return Fund, L.P.
----------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.        Trustee   Since 1992      Partner, Morgan, Lewis & Bockius    45        Trustee of The Arbor Funds, The
DORAN                                       LLP (law firm), counsel to the                MDL Funds, The Expedition Funds,
1701 Market Street                          Trust, SEI Investments, the                   SEI Asset Allocation Trust, SEI
Philadelphia, PA                            Administrator and the Distributor.            Daily Income Trust, SEI Index
63 yrs. old                                 Director of SEI Investments                   Funds, SEI Institutional Inter-
                                            since 1974; Secretary of                      national Trust, SEI Institutional
                                            SEI Investments since 1978.                   Investments Trust, SEI Institutional
                                                                                          Managed Trust, SEI Liquid Asset
                                                                                          Trust and SEI Tax Exempt Trust.
----------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                            NUMBER OF
                                                                           PORTFOLIOS
                             TERM OF                                    IN THE ADVISORS'
    NAME,       POSITION(S) OFFICE AND                                  INNER CIRCLE FUND
   ADDRESS,      HELD WITH   LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY         OTHER DIRECTORSHIPS
    AGE 1       THE TRUST   TIME SERVED       DURING PAST 5 YEARS            OFFICER             HELD BY OFFICER
---------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F.        President   Since 2003   Senior Operations Officer, SEI         N/A                    N/A
VOLK,                                    Investments, Fund Accounting and
CPA                                      Administration since 1996. From
41 yrs. old                              1993 until 1996, Mr. Volk served
                                         as Assistant Chief Accountant for
                                         the U.S. Securities and Exchange
                                         Commission. Prior to 1996 he
                                         was an Audit Manager for Coopers
                                         & Lybrand LLP from 1985 until 1993.
---------------------------------------------------------------------------------------------------------------------------
JENNIFER       Controller   Since 2001   Director, SEI Investments, Fund        N/A                    N/A
SPRATLEY,      and Chief                 Accounting and Administration
CPA            Financial                 since November 1999; Audit
34 yrs. old      Officer                 Manager, Ernst & Young LLP
                                         from 1991-1999.
---------------------------------------------------------------------------------------------------------------------------
PETER         Co-Controller Since 2003   Director, SEI Investments, Fund        N/A                    N/A
GOLDEN             and                   Accounting and Administration since
39 yrs. old     Co-Chief                 June 2001. From March 2000 to
            Financial Officer            2001, Vice President of Funds
                                         Administration for J.P. Morgan
                                         Chase & Co. From 1997 to 2000,
                                         Vice President of Pension and
                                         Mutual Fund Accounting for
                                         Chase Manhattan Bank.
---------------------------------------------------------------------------------------------------------------------------
SHERRY K.         Vice      Since 2001   Vice President and Assistant           N/A                    N/A
VETTERLEIN     President                 Secretary of SEI Investments Global
41 yrs. old   and Secretary              Funds Services and SEI Investments
                                         Distribution Co. since January 2001;
                                         Shareholder/Partner, Buchanan
                                         Ingersoll Professional Corporation
                                         from 1992-2000.
---------------------------------------------------------------------------------------------------------------------------
LYDIA A.     Vice President Since 1998  Vice President and Assistant            N/A                    N/A
GAVALIS      and Assistant              Secretary of SEI Investments, SEI
39 yrs. old     Secretary               Investments Global Funds Services
                                        and SEI Investments  Distribution
                                        Co. since 1998; Assistant General
                                        Counsel and Director of Arbitration,
                                        Philadelphia Stock Exchange from
                                        1989-1998.
---------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                            NUMBER OF
                                                                           PORTFOLIOS
                              TERM OF                                   IN THE ADVISORS'
    NAME,       POSITION(S)  OFFICE AND                                 INNER CIRCLE FUND
   ADDRESS,      HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)        OVERSEEN BY         OTHER DIRECTORSHIPS
    AGE 1       THE TRUST    TIME SERVED      DURING PAST 5 YEARS            OFFICER             HELD BY OFFICER
---------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
TIMOTHY D.     Assistant     Since 2000  Vice President and Assistant           N/A                   N/A
BARTO        Vice President              Secretary of SEI Investments
35 yrs. old   and Assistant              Global Funds Services and SEI
                Secretary                Investments Distribution Co. since
                                         1999; Associate, Dechert (law firm)
                                         from 1997-1999; Associate, Richter,
                                         Miller & Finn (law firm) from
                                         1994-1997.
---------------------------------------------------------------------------------------------------------------------------
WILLIAM E.     Assistant     Since 2000  Vice President and Assistant           N/A                   N/A
ZITELLI      Vice President              Secretary of SEI Investments
35 yrs. old   and Secretary              Global Funds Services and SEI
                                         Investments Distribution Co. since
                                         2000; Vice President, Merrill Lynch
                                         & Co. Asset Management Group
                                         from 1998 - 2000; Associate at
                                         Pepper Hamilton LLP from
                                         1997-1998.
---------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.     Vice        Since 2000  Vice President and Assistant           N/A                   N/A
MCCULLOUGH      President                Secretary of SEI Investments
43 yrs. old   and Assistant              Global Funds Services and SEI
                Secretary                Investments Distribution Co. since
                                         1999; Associate at White and Williams
                                         LLP from 1991-1999.
---------------------------------------------------------------------------------------------------------------------------
JOHN C.          Vice        Since 2001  Vice President and Assistant           N/A                   N/A
MUNCH           President                Secretary of SEI Investments
32 yrs. old   and Assistant              Global Funds Services and SEI
               Secretary                 Investments Distribution Co. since
                                         2001; Associate at Howard Rice
                                         Nemorvoski Canady Falk & Rabkin from
                                         1998-2001; Associate at Seward & Kissel
                                         from 1996-1998.
---------------------------------------------------------------------------------------------------------------------------
JOHN             Vice        Since 2002  Middle Office Compliance Officer       N/A                   N/A
MUNERA          President                at SEI Investments since 2000;
40 yrs. old   and Assistant              Supervising Examiner at Federal
                Secretary                Reserve Bank of Philadelphia from
                                         1998-2000.
---------------------------------------------------------------------------------------------------------------------------
CORI             Vice        Since 2003  Employed by SEI Investments            N/A                   N/A
DAGGETT         President                Company since 2003. Associate
42 yrs. old   and Assistant              at Drinker, Biddle & Reath LLP
                Secretary                from 1998-2003.
---------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                            FMC STRATEGIC VALUE FUND
                                   (UNAUDITED)



For shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Fund is designating the following items with regard to distributions paid during the year.

                                                             DIVIDENDS
                                                          QUALIFYING FOR
   LONG-TERM     LONG-TERM                                   CORPORATE
  (20%-RATE)    (15%-RATE)      ORDINARY                     DIVIDENDS    QUALIFYING       FOREIGN
 CAPITAL GAIN  CAPITAL GAIN      INCOME         TOTAL       RECEIVABLE     DIVIDEND          TAX
 DISTRIBUTION  DISTRIBUTION   DISTRIBUTIONS DISTRIBUTIONS    DEDUCTION    INCOME (1)     CREDIT (2)
 ------------  ------------   ------------- ------------- --------------  ----------     ----------
     87.55%       0.00%          12.45%        100.00%        71.57%         0.00%          0.00%

(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(2) Foreign tax credit pass thru represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions".

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                                      NOTES

                            FMC STRATEGIC VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103



This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.


FMC-AR-001-0300

================================================================================

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.